Quarterly Report
July 31, 2021
MFS®  Limited Maturity Fund
MQL-Q1

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.7%
Aerospace & Defense – 1.3%
Boeing Co., 2.3%, 8/01/2021	$9,476,000	$9,476,000
Boeing Co., 1.167%, 2/04/2023	6,459,000	6,480,906
Boeing Co., 1.433%, 2/04/2024	12,919,000	12,953,274
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,464,000	7,073,179
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	383,084
		$36,366,443
Asset-Backed & Securitized – 17.0%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.734% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$776,747	$779,190
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,122,887	1,126,196
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,713,388
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.243% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	7,374,000	7,376,308
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.593% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	1,833,000	1,834,719
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.093% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	752,000	753,411
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.18% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	8,377,797	8,372,645
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.46% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,298,163
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.71% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,130,895
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.06% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	940,000	934,202
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	1,517,000	1,544,720
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.475% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	4,335,000	4,342,075
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	9,410,000	9,536,551
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.734% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,263,286
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.034% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,804,584
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.643% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	2,099,396	2,092,299
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.093% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	590,642	590,642
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.443% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	4,071,346	4,068,850
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.593% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	5,637,249	5,633,787
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.459% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	5,167,826	5,164,745
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.709% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	6,510,236	6,500,320
Bank, 2021-BN35, “XA”, 1.16%, 7/15/2031 (i)	32,140,101	2,658,983
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.766%, 12/15/2051 (i)(n)	63,708,188	3,042,805
Bayview Commercial Asset Trust, FLR, 0.554% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	278,416	266,966
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	242,426	262,776
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)	36,635,038	3,702,099
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.643%, 2/15/2054 (i)	55,655,418	6,972,294
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.278%, 2/15/2054 (i)	60,695,739	5,760,851
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.156%, 3/15/2054 (i)	38,556,517	3,318,937
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.274%, 7/15/2054 (i)	71,791,122	7,137,811
BPCRE Holder LLC, 2021-FL1, “C”, FLR, 1.991% (LIBOR - 1mo. + 1.9%), 2/15/2037 (n)	1,393,000	1,393,413
BPCRE Holder LLC, FLR, 1.641% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	5,128,500	5,130,120
BSPRT Issuer Ltd., 2018-FL4, “A”, FLR, 2.193% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	5,552,000	5,545,043
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.093% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,000,000	2,981,571
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.143% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	2,447,500	2,451,044
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,808,529	1,848,207
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	2,311,775	2,327,027
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	412,931	419,246
BXMT Ltd., 2020-FL2, “B”, FLR, 1.56% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	5,795,500	5,791,872
BXMT Ltd., 2020-FL2, “A”, FLR, 1.06% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	9,075,500	9,069,819
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	12,062,500	12,063,466
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,206,338	2,271,739
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	2,003,265	2,008,136
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 1.45%, 1/25/2037 (d)(q)	1,836,119	824,084
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 2.03%, 3/25/2037 (d)(q)	2,468,305	1,229,568
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.282%, 5/10/2050 (i)	43,332,669	2,218,741
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,659,384	1,696,548
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	528,814	541,572

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.646%, 11/15/2062 (i)	$34,967,116	$1,675,960
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.337%, 2/15/2054 (i)	53,410,570	5,514,967
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.784%, 4/15/2054 (i)	49,002,563	2,938,865
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.98%, 6/15/2063 (i)	55,973,835	4,392,132
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	2,192,000	2,198,323
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	1,040,199
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,502,479
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	919,559
Cutwater Ltd., 2014-1A, “A2R”, FLR, 1.826% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	4,750,000	4,752,038
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.346% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	4,922,848	4,923,015
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,657,796	1,660,726
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	1,612,950	1,622,180
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 1.733% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	9,054,010	9,055,395
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	8,645,000	8,731,866
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	1,199,000	1,204,208
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,990,000	2,023,243
Flagship CLO, 2014-8A, “BRR”, FLR, 1.526% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	3,351,333	3,355,197
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	4,100,000	4,174,273
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	3,153,000	3,209,855
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	991,246	996,224
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	2,495,000	2,529,619
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	1,830,000	1,858,782
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.213% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,229,874	1,230,265
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	930,616	930,504
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	610,671	623,851
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.029%, 5/10/2050 (i)	39,683,236	2,090,481
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.114%, 8/10/2050 (i)	38,284,468	1,947,416
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.131%, 5/12/2053 (i)	39,211,001	3,377,173
IMPAC CMB Trust, FLR, 0.829% (LIBOR - 1mo. + 0.74%), 11/25/2034	64,458	65,104
IMPAC CMB Trust, FLR, 1.009% (LIBOR - 1mo. + 0.92%), 11/25/2034	67,850	69,178
IMPAC Secured Assets Corp., FLR, 0.789% (LIBOR - 1mo. + 0.35%), 5/25/2036	70,244	70,052
Interstar Millennium Trust, FLR, 0.519% (LIBOR - 3mo. + 0.4%), 3/14/2036	41,063	39,985
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.039% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,498,000	3,503,473
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.939% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	6,268,909	6,278,725
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.993% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	11,580,443	11,602,637
JPMorgan Chase Commercial Mortgage Securities Corp., 1.043%, 9/15/2050 (i)	43,803,133	2,022,978
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.091% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	3,789,000	3,792,558
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.593% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,578,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.643% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,850,203
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.143% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	3,202,054	3,202,054
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.463% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	6,631,200	6,624,973
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.843% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	8,481,500	8,484,156
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.093% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	3,588,000	3,589,115
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.633% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,838,429
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.333% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,718,112
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.576% (LIBOR - 3mo. + 2.45%), 10/15/2028	6,297,302	6,296,553
Merrill Lynch Mortgage Investors, Inc., 3.96%, 2/25/2037 (a)(d)	1,730,840	315,298
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.262% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	959,095	959,695
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.562% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	5,056,000	5,059,152
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.609% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	13,063,500	13,067,577
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.859% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	3,716,500	3,718,823
MF1 Ltd., 2020-FL3, “B”, FLR, 3.909% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	923,500	944,872
MF1 Ltd., 2020-FL3, “C”, FLR, 4.659% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	1,318,500	1,356,435
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.909% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	10,472,500	10,662,178
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	5,146,113	5,206,536
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.268%, 5/15/2050 (i)	36,336,019	2,034,643
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.344%, 6/15/2050 (i)	17,171,834	973,607
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.856%, 12/15/2051 (i)	53,869,442	2,827,919
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)	45,464,129	4,454,325

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.356%, 6/15/2054 (i)	$43,777,613	$3,896,755
Multi-Family Housing Mortgage, MF1-2021, “B”, FLR, 1.741% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	10,716,294	10,729,644
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.039% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	1,742,000	1,749,622
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.439% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	1,603,000	1,613,375
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.239% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	1,324,000	1,337,472
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	3,908,000	3,991,687
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	7,992,153	8,320,483
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	119,240	119,607
Ownit Mortgage Loan Asset-Backed Certificates, 3.032%, 10/25/2035	1,165,971	823,964
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.505% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	12,934,948
PFP III Ltd., 2021-7, “B”, FLR, 1.491% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,004,350	2,999,104
PFP III Ltd., 2021-7, “C”, FLR, 1.741% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	955,952	954,708
PFS Financing Corp., 2019-B, “A”, FLR, 0.643% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	7,509,000	7,511,183
Progress Residential Trust, 2021-SFR1, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,196,956
Progress Residential Trust, 2021-SFR1, “C”, 1.555%, 4/17/2038 (n)	908,000	904,310
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	443,030	443,620
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	682,656	692,297
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	874,578	888,647
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.028% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,212,448
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.784% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,407,803
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.193% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	983,098	983,098
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.889% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	8,644,500	8,657,966
Thornburg Mortgage Securities Trust, FLR, 0.769% (LIBOR - 1mo. + 0.68%), 4/25/2043	70,853	71,804
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.484% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,132,571
TICP CLO Ltd., 2018-3R, “C”, FLR, 1.934% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,744,641
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.541% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	6,176,000	6,176,000
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.491% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	6,062,000	6,067,686
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.941% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	9,093,000	9,101,529
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.002%, 11/15/2050 (i)	30,457,534	1,315,531
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.987%, 12/15/2051 (i)	25,722,372	1,529,290
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	1,048,916	1,051,172
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.826% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,785,924	2,790,816
		$486,832,591
Automotive – 2.7%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$5,167,000	$5,181,038
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	3,353,000	3,412,717
General Motors Financial Co., 1.7%, 8/18/2023	7,349,000	7,498,625
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	4,372,000	4,452,204
Hyundai Capital America, 2.85%, 11/01/2022 (n)	4,203,000	4,321,277
Hyundai Capital America, 2.375%, 2/10/2023 (n)	2,145,000	2,199,517
Hyundai Capital America, 5.75%, 4/06/2023 (n)	12,206,000	13,203,013
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	859,489
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	9,981,612
Volkswagen Group of America Finance LLC, 4%, 11/12/2021 (n)	3,789,000	3,828,067
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	2,665,000	2,716,881
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	1,111,000	1,158,770
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,372,748
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,896,594
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	5,071,000	5,087,901
		$76,170,453
Brokerage & Asset Managers – 2.1%
Charles Schwab Corp., 0.75%, 3/18/2024	$6,272,000	$6,318,399
E*TRADE Financial Corp., 2.95%, 8/24/2022	12,941,000	13,286,944
Intercontinental Exchange, Inc., 0.7%, 6/15/2023	6,657,000	6,698,706
NASDAQ, Inc., 0.445%, 12/21/2022	6,300,000	6,302,704
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	9,500,000	9,645,406
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	5,086,000	5,093,927

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	$3,257,000	$3,334,772
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	10,182,000	10,115,096
		$60,795,954
Business Services – 1.1%
Equinix, Inc., 1.25%, 7/15/2025	$4,550,000	$4,580,881
Global Payments, Inc., 1.2%, 3/01/2026	7,207,000	7,201,063
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	7,166,745
Western Union Co., 1.35%, 3/15/2026	13,365,000	13,370,813
		$32,319,502
Cable TV – 0.4%
SES S.A., 3.6%, 4/04/2023 (n)	$10,292,000	$10,743,621
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$5,316,901
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	1,522,000	1,790,923
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,613,441
		$8,721,265
Computer Software - Systems – 0.4%
Apple, Inc., 1.7%, 9/11/2022	$2,593,000	$2,636,808
VMware, Inc., 1%, 8/15/2024	5,405,000	5,422,282
VMware, Inc., 1.4%, 8/15/2026	4,186,000	4,200,340
		$12,259,430
Conglomerates – 0.7%
Carrier Global Corp., 2.242%, 2/15/2025	$6,873,000	$7,192,976
Roper Technologies, Inc., 2.8%, 12/15/2021	3,862,000	3,890,781
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,068,000	9,823,404
		$20,907,161
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$8,307,000	$8,451,349
Containers – 0.6%
Berry Global, Inc., 0.95%, 2/15/2024 (n)	$7,245,000	$7,254,056
Berry Global, Inc., 1.65%, 1/15/2027 (n)	9,789,000	9,798,985
		$17,053,041
Electronics – 0.9%
Broadcom, Inc., 4.7%, 4/15/2025	$2,207,000	$2,479,667
Broadcom, Inc., 3.15%, 11/15/2025	4,700,000	5,054,018
Microchip Technology, Inc., 0.983%, 9/01/2024 (n)	14,926,000	14,905,557
Skyworks Solutions, Inc., 0.9%, 6/01/2023	3,692,000	3,705,771
		$26,145,013
Emerging Market Quasi-Sovereign – 0.7%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$6,195,672
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	3,903,000	3,899,097
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,224,040
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	7,281,000	7,324,002
		$20,642,811
Emerging Market Sovereign – 0.3%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$7,849,161

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.7%
Diamondback Energy, Inc., 0.9%, 3/24/2023	$5,777,000	$5,775,441
Pioneer Natural Resources Co., 0.55%, 5/15/2023	5,857,000	5,864,112
Pioneer Natural Resources Co., 0.75%, 1/15/2024	7,652,000	7,653,951
		$19,293,504
Energy - Integrated – 1.1%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$8,125,000	$9,269,828
Eni S.p.A., 4%, 9/12/2023 (n)	9,261,000	9,885,284
Exxon Mobil Corp., 1.571%, 4/15/2023	9,200,000	9,395,818
Husky Energy, Inc., 3.95%, 4/15/2022	2,515,000	2,552,564
		$31,103,494
Financial Institutions – 1.8%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$6,254,000	$6,802,757
AerCap Ireland Capital DAC, 3.15%, 2/15/2024	11,511,000	12,083,602
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	5,664,000	6,630,444
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	782,000	797,174
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	6,093,117
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,576,797
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	8,824,852
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	3,057,725
Century Housing Corp., 3.995%, 11/01/2021	2,421,000	2,432,641
		$50,299,109
Food & Beverages – 0.5%
Constellation Brands, Inc., 4.25%, 5/01/2023	$5,791,000	$6,159,610
Mondelez International, Inc., 0.625%, 7/01/2022	8,400,000	8,433,477
		$14,593,087
Food & Drug Stores – 0.6%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$10,326,000	$10,331,712
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	7,744,000	7,745,414
		$18,077,126
Gaming & Lodging – 1.0%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,936,000	$5,385,423
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	6,212,917
Marriott International, Inc., 2.3%, 1/15/2022	7,903,000	7,952,776
Marriott International, Inc., 5.75%, 5/01/2025	1,105,000	1,275,074
Marriott International, Inc., 3.75%, 10/01/2025	1,655,000	1,795,985
Sands China Ltd., 3.8%, 1/08/2026	6,819,000	7,328,379
		$29,950,554
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$385,000	$393,633
Howard University, Washington D.C., 2.801%, 10/01/2023	424,000	441,507
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	467,000	480,984
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	598,998
Howard University, Washington D.C., BAM, 2.638%, 10/01/2021	366,000	367,291
		$2,282,413
Insurance – 0.6%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$4,549,700
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	4,105,176
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,617,121
		$16,271,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.3%
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	$23,513	$33,389
Aon PLC, 2.2%, 11/15/2022	3,374,000	3,455,758
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	4,842,000	4,891,249
		$8,380,396
International Market Quasi-Sovereign – 0.3%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$7,590,000	$7,605,484
Internet – 0.1%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$3,965,794
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$7,032,413
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,463,725
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,349,008
		$13,845,146
Major Banks – 14.6%
Bank of America Corp., 2.881%, 4/24/2023	$7,801,000	$7,942,179
Bank of America Corp., 4.2%, 8/26/2024	3,106,000	3,404,262
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR + 0.96%) to 7/22/2027	29,750,000	30,266,540
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,919,143
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	14,012,000	14,323,131
Barclays PLC, 1.007%, 12/10/2024	2,837,000	2,848,033
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,720,192
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR + 1.676%) to 6/16/2026 (n)	2,080,000	2,129,005
Credit Agricole, “A”, FLR, 1.549% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,048,145
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	4,820,000	4,886,318
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	2,042,000	2,168,680
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,660,282
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR + 1.131%) to 4/01/2025	12,138,000	12,235,868
Goldman Sachs Group, Inc., 0.481%, 1/27/2023	9,166,000	9,170,944
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,754,227
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	4,637,000	4,606,499
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,387,740
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,357,226
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	4,303,000	4,442,712
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR + 1.29%) to 5/24/2027	3,448,000	3,468,492
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	7,099,720
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	9,760,000	9,946,698
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,401,443
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,676,050
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	7,253,000	7,715,333
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	7,223,000	7,485,336
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR + 0.695%) to 2/04/2027	6,220,000	6,158,360
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	5,268,000	5,329,891
KeyBank N.A., 3.3%, 2/01/2022	2,685,000	2,726,764
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	7,462,000	7,631,203
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	10,500,000	10,546,323
Mitsubishi UFJ Financial Group, Inc., 0.953%, 7/19/2025	7,128,000	7,170,612
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	7,800,000	7,845,335
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR + 0.466%) to 11/10/2023	9,002,000	9,017,353
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR + 0.455%) to 1/25/2024	12,221,000	12,224,403
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR + 0.745%) to 10/21/2025	8,651,000	8,656,824
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	8,063,000	8,297,042
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	15,826,000	17,199,697
Royal Bank of Canada, 1.6%, 4/17/2023	10,000,000	10,218,964
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	16,588,503
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	8,168,000	8,240,785

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	$7,632,000	$7,623,846
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,627,917
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023	2,834,000	2,882,436
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,300,000	1,393,714
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,538,363
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,694,729
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	9,067,896
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,688,402
Toronto-Dominion Bank, 0.25%, 1/06/2023	5,082,000	5,081,021
Toronto-Dominion Bank, 0.75%, 1/06/2026	3,557,000	3,534,176
UBS Group AG, 3.491%, 5/23/2023 (n)	12,134,000	12,432,741
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,242,459
UBS Group Funding (Switzerland) AG, 2.65%, 2/01/2022 (n)	8,927,000	9,030,631
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	4,734,000	4,855,006
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	4,503,000	4,598,495
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR + 1.6%) to 6/02/2024	13,775,000	14,068,246
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	10,108,411
		$416,384,746
Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$2,956,000	$3,014,799
HCA, Inc., 5%, 3/15/2024	7,222,000	7,989,540
		$11,004,339
Metals & Mining – 1.1%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$3,044,000	$3,292,038
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	2,282,000	2,311,483
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,263,671
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,753,385
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,705,934
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	8,023,406
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	8,331,333
		$32,681,250
Midstream – 1.4%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$2,394,000	$2,525,240
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	4,924,000	5,025,303
MPLX LP, 3.5%, 12/01/2022	8,713,000	9,036,995
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,801,056
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,964,523
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	8,980,000	10,070,257
Western Midstream Operating LP, 4.35%, 2/01/2025	3,357,000	3,516,458
Western Midstream Operating LP, FLR, 2.228% (LIBOR - 3mo. + 0.85%), 1/13/2023	4,795,000	4,768,979
		$40,708,811
Mortgage-Backed – 0.7%
Fannie Mae, 4.5%, 3/01/2023	$56,975	$59,639
Fannie Mae, 5%, 7/01/2023	49,141	51,159
Fannie Mae, 3%, 12/01/2031	1,439,396	1,534,240
Fannie Mae, 2.085%, 2/01/2033	4,491	4,505
Fannie Mae, 1.98%, 3/01/2033	43,481	43,354
Fannie Mae, 1.875%, 5/01/2033	135,633	136,484
Fannie Mae, 2%, 5/25/2044	1,934,894	1,956,143
Freddie Mac, 1.016%, 4/25/2024 (i)	279,896	5,094
Freddie Mac, 1.699%, 4/25/2030 (i)	29,126,069	3,492,105
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	9,899,276	10,626,374
Freddie Mac, 2%, 7/15/2042	1,731,285	1,790,529
Ginnie Mae, 2.25%, 7/20/2032	38,744	40,284
		$19,739,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 2.6%
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	$3,430,000	$3,461,378
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	2,425,000	2,473,535
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	1,090,000	1,101,662
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	1,295,000	1,315,312
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 0.75%, 8/15/2050 (n)	9,785,000	9,803,919
Illinois Sales Tax Securitization Corp., Second Lien, “B”, AGM, 2.225%, 1/01/2024	2,890,000	2,991,905
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	1,205,000	1,232,450
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.659%, 3/01/2022	815,000	815,256
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.764%, 3/01/2023	3,570,000	3,583,322
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	360,000	368,114
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	1,000,000	1,034,876
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	790,000	824,288
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	1,005,000	1,059,378
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	3,182,358	3,325,377
New Jersey Economic Development Authority Rev., School Facilities Construction, “HHH”, 3.75%, 9/01/2022 (n)	15,985,000	16,481,256
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	10,353,000	10,277,426
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	1,770,000	1,796,647
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	1,835,000	1,894,453
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	1,720,000	1,799,525
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	4,925,000	4,994,517
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	2,735,000	2,776,289
		$73,410,885
Natural Gas - Distribution – 0.3%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$7,769,000	$7,771,199
Network & Telecom – 0.9%
AT&T, Inc., 0.9%, 3/25/2024	$15,796,000	$15,839,594
Verizon Communications, Inc., 0.75%, 3/22/2024	9,716,000	9,760,014
		$25,599,608
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$443,000	$491,013
Oils – 0.8%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$6,948,000	$7,548,991
Valero Energy Corp., 1.2%, 3/15/2024	7,070,000	7,130,886
Valero Energy Corp., 3.4%, 9/15/2026	7,017,000	7,621,628
		$22,301,505
Other Banks & Diversified Financials – 3.1%
American Express Co., 3.7%, 11/05/2021	$4,725,000	$4,753,146
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	10,142,000	10,144,707
BBVA USA, 2.875%, 6/29/2022	6,688,000	6,834,982
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	4,237,000	4,478,184
Citigroup, Inc., 4.5%, 1/14/2022	7,500,000	7,643,746
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,924,493
Groupe BPCE S.A., FLR, 1.359% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,741,264
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	6,707,000	6,694,764
National Bank of Canada, 2.15%, 10/07/2022 (n)	5,017,000	5,124,481
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,877,000	1,885,635
National Bank of Canada, 0.55%, 11/15/2024	5,738,000	5,728,672
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,137,141
SunTrust Banks, Inc., 2.8%, 5/17/2022	7,376,000	7,513,984
Truist Financial Corp., 1.267% to 3/02/2026, FLR (SOFR + 0.609%) to 3/02/2027	7,750,000	7,791,089
UBS AG, 1.75%, 4/21/2022 (n)	7,075,000	7,145,242
		$88,541,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.6%, 12/15/2025	$2,681,000	$2,852,129
Pharmaceuticals – 1.0%
AbbVie, Inc., 2.15%, 11/19/2021	$3,374,000	$3,393,683
AbbVie, Inc., 3.45%, 3/15/2022	7,454,000	7,559,043
Royalty Pharma PLC, 0.75%, 9/02/2023 (n)	7,338,000	7,363,975
Viatris, Inc., 1.125%, 6/22/2022 (n)	9,057,000	9,109,814
		$27,426,515
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,542,000	$3,664,815
Retailers – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,968,096
Kohl's Corp., 9.5%, 5/15/2025	9,595,000	12,298,087
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	1,102,000	1,104,755
		$19,370,938
Specialty Stores – 0.4%
Nordstrom, Inc., 2.3%, 4/08/2024	$3,109,000	$3,120,472
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	7,518,298
		$10,638,770
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 2.25%, 1/15/2022	$3,876,000	$3,909,531
Crown Castle International Corp., 3.15%, 7/15/2023	5,334,000	5,595,609
Crown Castle International Corp., 1.35%, 7/15/2025	1,776,000	1,796,343
T-Mobile USA, Inc., 3.5%, 4/15/2025	8,673,000	9,418,705
		$20,720,188
Tobacco – 0.6%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$5,186,003
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	8,283,000	8,487,926
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,817,902
		$17,491,831
Transportation - Services – 1.1%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$18,380,000	$18,693,811
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	6,186,291
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,787,948
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,834,382
		$30,502,432
U.S. Treasury Obligations – 24.2%
U.S. Treasury Notes, 1.875%, 4/30/2022	$33,048,000	$33,492,082
U.S. Treasury Notes, 0.125%, 9/30/2022	230,195,000	230,257,945
U.S. Treasury Notes, 0.125%, 1/31/2023	182,228,000	182,206,645
U.S. Treasury Notes, 0.125%, 12/15/2023	55,000,000	54,847,461
U.S. Treasury Notes, 0.25%, 5/15/2024 (f)	191,546,300	191,202,114
		$692,006,247
Utilities - Electric Power – 3.5%
CenterPoint Energy, Inc., 1.45%, 6/01/2026	$5,281,000	$5,342,071
Emera U.S. Finance LP, 0.833%, 6/15/2024 (n)	3,730,000	3,719,888
FirstEnergy Corp., 4.75%, 3/15/2023	4,919,000	5,177,248
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,831,293
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,446,016
Florida Power & Light Co., FLR, 0.511% (LIBOR - 3mo. + 0.38%), 7/28/2023	9,500,000	9,500,428
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	8,713,000	8,727,740

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
NextEra Energy Capital Holdings, Inc., 2.9%, 4/01/2022	$4,867,000	$4,951,915
NextEra Energy, Inc., 0.65%, 3/01/2023	6,270,000	6,292,584
Pacific Gas & Electric Co., 1.75%, 6/16/2022	8,036,000	8,024,969
Pacific Gas & Electric Co., 1.367%, 3/10/2023	6,117,000	6,112,443
Pacific Gas & Electric Co., 3%, 6/15/2028	2,781,000	2,782,940
Pacific Gas & Electric Co., FLR, 1.53% (LIBOR - 3mo. + 1.375%), 11/15/2021	10,140,000	10,150,832
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 1.2%, 2/01/2026	8,437,000	8,477,560
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,678,061
Xcel Energy, Inc., 0.5%, 10/15/2023	8,847,000	8,857,509
		$100,073,497
Total Bonds		$2,704,308,057
Investment Companies (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 0.03% (v)	153,336,596	$153,336,596

Other Assets, Less Liabilities – (0.1)%		(3,339,792)
Net Assets – 100.0%		$2,854,304,861
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $153,336,596 and $2,704,308,057, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $872,696,866, representing 30.6% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	$9,147	$33,389
MF1 Ltd., 2020-FL3, “B”, FLR, 3.909% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	923,500	944,872
MF1 Ltd., 2020-FL3, “C”, FLR, 4.659% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	1,318,500	1,356,435
Total Restricted Securities			$2,334,696
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	293	$64,652,281	September – 2021	$(16,248)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/19/21	USD	85,600,000	centrally cleared	1.57%/Monthly	0.12% FLR(1-Month LIBOR)/Monthly	$666,337	$—	$666,337
At July 31, 2021, the fund had liquid securities with an aggregate value of $143,757 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$692,006,247	$—	$692,006,247
Non - U.S. Sovereign Debt	—	36,097,456	—	36,097,456
Municipal Bonds	—	73,410,885	—	73,410,885
U.S. Corporate Bonds	—	896,924,584	—	896,924,584
Residential Mortgage-Backed Securities	—	46,735,048	—	46,735,048
Commercial Mortgage-Backed Securities	—	188,225,020	—	188,225,020
Asset-Backed Securities (including CDOs)	—	271,612,433	—	271,612,433
Foreign Bonds	—	499,296,384	—	499,296,384
Mutual Funds	153,336,596	—	—	153,336,596
Total	$153,336,596	$2,704,308,057	$—	$2,857,644,653
Other Financial Instruments
Futures Contracts – Liabilities	$(16,248)	$—	$—	$(16,248)
Swap Agreements – Assets	—	666,337	—	666,337
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$106,853,991	$220,162,197	$173,679,592	$—	$—	$153,336,596
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,889	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.